Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2023
STE-NPRT3-0423
1.9890709.104
Common Stocks - 45.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.1%
PT Telkom Indonesia Persero Tbk	13,365,901	3,404,776
Saudi Telecom Co.	645,136	6,042,805
		9,447,581
Entertainment - 0.4%
International Games Systems Co. Ltd.	297,015	4,879,394
NetEase, Inc.	340,800	5,296,188
NetEase, Inc. ADR (a)	302,967	23,522,358
		33,697,940
Interactive Media & Services - 2.9%
NAVER Corp.	94,934	14,981,751
Tencent Holdings Ltd.	5,257,865	230,969,633
Yandex NV Series A (b)(c)	963,690	3,305,303
		249,256,687
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L	4,865,408	5,047,164
Bharti Airtel Ltd.	1,798,466	16,152,355
MTN Group Ltd.	4,569,107	36,027,900
		57,227,419
TOTAL COMMUNICATION SERVICES		349,629,627
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 1.2%
Brilliance China Automotive Holdings Ltd.	10,052,000	5,019,981
BYD Co. Ltd.:
(A Shares)	216,282	8,135,452
(H Shares)	329,000	8,844,920
Eicher Motors Ltd.	94,162	3,538,723
Guangzhou Automobile Group Co. Ltd. (H Shares)	34,867,433	22,210,254
Hyundai Motor Co.	256,622	34,243,719
Kia Corp.	222,750	12,695,430
Li Auto, Inc. ADR (a)(b)	506,353	11,954,994
		106,643,473
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	85,100	3,295,072
Hotels, Restaurants & Leisure - 0.8%
MakeMyTrip Ltd. (a)(b)	231,353	5,996,670
Sands China Ltd. (b)	678,800	2,352,200
Shangri-La Asia Ltd. (b)	13,890,000	13,271,715
Trip.com Group Ltd. (b)	86,400	3,070,630
Trip.com Group Ltd. ADR (b)	1,094,439	38,907,306
Yum China Holdings, Inc.	25,526	1,499,142
Yum China Holdings, Inc. (Hong Kong)	66,100	3,883,777
		68,981,440
Household Durables - 0.6%
Haier Smart Home Co. Ltd.	2,997,518	10,608,441
Haier Smart Home Co. Ltd. (A Shares)	10,123,795	38,416,512
		49,024,953
Internet & Direct Marketing Retail - 4.4%
Alibaba Group Holding Ltd. (b)	10,111,549	111,140,526
Alibaba Group Holding Ltd. sponsored ADR (b)	462,682	40,618,853
JD.com, Inc.:
Class A	1,829,385	40,667,102
sponsored ADR	464,742	20,653,134
Meituan Class B (b)(d)	3,704,568	64,292,529
MercadoLibre, Inc. (b)	3,424	4,177,280
Naspers Ltd. Class N	297,673	52,343,907
Pdd Holdings, Inc. ADR (b)	506,512	44,436,298
		378,329,629
Multiline Retail - 0.0%
MINISO Group Holding Ltd. ADR	118,871	2,127,791
Specialty Retail - 0.3%
China Tourism Group Duty Free Corp. Ltd. (A Shares)	148,372	4,228,133
Chow Tai Fook Jewellery Group Ltd.	379,600	735,078
Pet Center Comercio e Participacoes SA	7,123,400	8,775,928
Zhongsheng Group Holdings Ltd. Class H	2,570,000	12,818,241
		26,557,380
Textiles, Apparel & Luxury Goods - 1.1%
Anta Sports Products Ltd.	354,200	4,665,870
ECLAT Textile Co. Ltd.	1,230,000	19,226,252
Li Ning Co. Ltd.	6,463,757	54,966,721
Samsonite International SA (b)(d)	940,800	2,636,838
Shenzhou International Group Holdings Ltd.	1,325,518	14,503,238
		95,998,919
TOTAL CONSUMER DISCRETIONARY		730,958,657
CONSUMER STAPLES - 3.3%
Beverages - 1.4%
China Resources Beer Holdings Co. Ltd.	1,905,628	14,068,737
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	85,759	7,882,967
Kweichow Moutai Co. Ltd. (A Shares)	224,916	58,836,811
Thai Beverage PCL	10,045,970	4,768,008
Tsingtao Brewery Co. Ltd. (H Shares)	996,000	9,821,184
Wuliangye Yibin Co. Ltd. (A Shares)	1,008,392	29,730,795
		125,108,502
Food & Staples Retailing - 0.9%
Bid Corp. Ltd.	350,400	7,673,884
CP ALL PCL (For. Reg.)	7,439,675	13,095,602
Dino Polska SA (b)(d)	40,686	3,398,617
Jeronimo Martins SGPS SA	279,511	5,741,305
Laobaixing Pharmacy Chain JSC (A Shares)	397,596	2,308,137
Raia Drogasil SA	2,166,200	9,383,991
Shoprite Holdings Ltd.	643,499	7,797,673
Spar Group Ltd./The	454,001	3,559,823
Wal-Mart de Mexico SA de CV Series V	6,492,143	25,551,292
		78,510,324
Food Products - 0.6%
China Mengniu Dairy Co. Ltd.	9,509,000	41,794,341
Gruma S.A.B. de CV Series B	554,519	8,128,743
PT Indofood CBP Sukses Makmur Tbk	4,691,000	3,114,516
PT Indofood Sukses Makmur Tbk	5,712,400	2,425,429
		55,463,029
Personal Products - 0.2%
Hindustan Unilever Ltd.	392,059	11,673,059
LG H & H Co. Ltd.	6,290	3,180,254
		14,853,313
Tobacco - 0.2%
ITC Ltd.	3,626,469	16,529,625
TOTAL CONSUMER STAPLES		290,464,793
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Yantai Jereh Oilfield Services (A Shares)	267,292	1,192,008
Oil, Gas & Consumable Fuels - 1.6%
China Merchants Energy Shipping Co. Ltd. (A Shares)	3,896,955	3,956,870
Gazprom OAO (c)	5,946,277	771,442
LUKOIL PJSC (c)	345,667	132,650
LUKOIL PJSC sponsored ADR (b)(c)	499,400	141,275
OMV AG	241,624	11,784,135
Petroleo Brasileiro SA - Petrobras (ON)	2,415,789	13,266,087
PT United Tractors Tbk	15,075,080	27,579,982
Reliance Industries Ltd.	1,250,319	35,137,375
Reliance Industries Ltd. sponsored GDR (d)	109,657	6,107,895
TotalEnergies SE	521,155	32,157,465
Turkiye Petrol Rafinerileri A/S	114,500	3,595,973
		134,631,149
TOTAL ENERGY		135,823,157
FINANCIALS - 10.3%
Banks - 6.7%
Absa Group Ltd.	3,367,268	36,386,296
Abu Dhabi Commercial Bank PJSC	2,559,580	5,839,558
Al Rajhi Bank	627,128	11,748,257
Alinma Bank	1,713,410	13,446,478
Axis Bank Ltd.	3,083,492	31,493,443
Axis Bank Ltd. GDR (Reg. S)	173,118	8,759,771
Bancolombia SA sponsored ADR	63,300	1,617,948
Bangkok Bank PCL (For. Reg.)	1,506,503	6,993,065
China Construction Bank Corp. (H Shares)	35,623,717	21,775,981
China Merchants Bank Co. Ltd. (H Shares)	997,000	5,398,183
Credicorp Ltd. (United States)	187,921	23,944,894
Erste Group Bank AG	296,999	11,679,571
Grupo Financiero Banorte S.A.B. de CV Series O	5,889,353	49,711,785
Hana Financial Group, Inc.	187,238	6,434,052
HDFC Bank Ltd. (b)	1,533,611	29,668,747
HDFC Bank Ltd. sponsored ADR	734,158	49,658,447
ICICI Bank Ltd.	3,454,480	35,742,587
ICICI Bank Ltd. sponsored ADR	1,328,474	27,472,842
Industrial & Commercial Bank of China Ltd. (H Shares)	59,795,982	29,835,932
Kasikornbank PCL (For. Reg.)	5,200,200	20,226,486
KB Financial Group, Inc.	364,553	14,140,819
National Bank of Greece SA (b)	6,387,420	35,806,663
Nu Holdings Ltd. (b)	2,054,017	10,352,246
OTP Bank PLC	410,999	12,483,582
PT Bank Central Asia Tbk	68,855,120	39,507,036
PT Bank Mandiri (Persero) Tbk	18,562,195	12,168,455
PT Bank Rakyat Indonesia (Persero) Tbk	33,093,054	10,134,070
Sberbank of Russia (b)(c)	3,314,825	25,269
Sberbank of Russia:
(RTSX) (b)(c)	617,111	4,704
sponsored ADR (b)(c)	1,653,549	29,433
Shinhan Financial Group Co. Ltd.	85,593	2,517,359
Standard Bank Group Ltd.	709,309	7,090,386
TCS Group Holding PLC GDR (b)(c)	267,069	335,051
The Saudi National Bank	495,574	6,239,823
		578,669,219
Capital Markets - 0.2%
East Money Information Co. Ltd. (A Shares)	994,878	3,001,824
Hong Kong Exchanges and Clearing Ltd.	203,600	8,154,723
Noah Holdings Ltd. sponsored ADR (b)	80,375	1,503,816
XP, Inc. Class A (a)(b)	132,200	1,641,924
		14,302,287
Consumer Finance - 0.3%
Kaspi.KZ JSC GDR (Reg. S)	355,977	26,484,689
Diversified Financial Services - 1.1%
Chailease Holding Co. Ltd.	5,317,966	39,011,104
Housing Development Finance Corp. Ltd.	1,828,256	57,725,726
		96,736,830
Insurance - 2.0%
AIA Group Ltd.	5,627,800	59,812,356
China Life Insurance Co. Ltd. (H Shares)	38,834,428	65,800,939
Db Insurance Co. Ltd.	194,688	11,346,571
HDFC Standard Life Insurance Co. Ltd. (d)	1,351,347	7,992,479
Hyundai Fire & Marine Insurance Co. Ltd.	117,150	3,121,186
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,554,793	24,266,922
		172,340,453
TOTAL FINANCIALS		888,533,478
HEALTH CARE - 1.8%
Biotechnology - 0.3%
BeiGene Ltd. ADR (b)	66,000	14,825,580
Innovent Biologics, Inc. (b)(d)	537,000	2,606,530
Zai Lab Ltd. ADR (b)	134,555	4,998,718
		22,430,828
Health Care Equipment & Supplies - 0.2%
Peijia Medical Ltd. (b)(d)	1,320,000	1,913,726
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	448,068	20,293,408
		22,207,134
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd.	76,444	4,071,386
Dr Sulaiman Al Habib Medical Services Group Co.	224,349	13,857,967
New Horizon Health Ltd. (b)(d)	2,358,500	9,855,377
Sinopharm Group Co. Ltd. (H Shares)	617,335	1,651,596
		29,436,326
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (d)	429,500	524,194
Life Sciences Tools & Services - 0.3%
WuXi AppTec Co. Ltd. (H Shares) (d)	507,116	5,397,806
Wuxi Biologics (Cayman), Inc. (b)(d)	2,555,947	17,892,024
		23,289,830
Pharmaceuticals - 0.7%
Hansoh Pharmaceutical Group Co. Ltd. (d)	13,362,000	24,002,370
Richter Gedeon PLC	1,655,725	34,738,226
		58,740,596
TOTAL HEALTH CARE		156,628,908
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.2%
Korea Aerospace Industries Ltd.	568,260	19,398,062
Air Freight & Logistics - 0.1%
ZTO Express, Inc. sponsored ADR	208,841	5,024,714
Building Products - 0.0%
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	1,105,833	4,095,796
Construction & Engineering - 0.6%
Larsen & Toubro Ltd.	2,053,061	52,395,349
Electrical Equipment - 0.2%
Bharat Heavy Electricals Ltd.	14,901,300	12,585,283
Hongfa Technology Co. Ltd. (A Shares)	524,964	2,653,819
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	2,005,920	4,429,376
		19,668,478
Industrial Conglomerates - 0.1%
Bidvest Group Ltd./The	136,536	1,742,144
Industries Qatar QSC (b)	792,635	3,029,719
		4,771,863
Machinery - 1.0%
Airtac International Group	204,000	7,134,027
HIWIN Technologies Corp.	2,687,112	21,940,960
Hyundai Mipo Dockyard Co. Ltd. (b)	252,040	13,391,872
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,973,000	20,858,583
Sinoseal Holding Co. Ltd.	370,795	2,351,495
Sinotruk Hong Kong Ltd.	6,942,959	10,932,679
Techtronic Industries Co. Ltd.	522,000	5,190,473
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,012,217	7,415,142
		89,215,231
Road & Rail - 0.5%
Full Truck Alliance Co. Ltd. ADR (b)	152,281	1,065,967
Localiza Rent a Car SA	3,525,120	37,362,387
Localiza Rent a Car SA unit (b)	17,415	176,297
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,026,033	7,675,695
		46,280,346
Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. Class A (d)	638,400	4,611,471
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	638,806	12,149,063
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	117,739	3,377,246
		15,526,309
TOTAL INDUSTRIALS		260,987,619
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 0.0%
Accton Technology Corp.	527,000	4,851,692
Electronic Equipment & Components - 0.8%
Delta Electronics, Inc.	1,042,000	9,711,548
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,630,213	5,356,263
LG Innotek Co. Ltd.	12,230	2,564,135
SINBON Electronics Co. Ltd.	546,000	5,293,038
Sunny Optical Technology Group Co. Ltd.	1,886,790	21,393,267
Unimicron Technology Corp.	1,733,991	7,220,262
Yageo Corp.	1,208,109	21,143,873
		72,682,386
IT Services - 0.6%
HCL Technologies Ltd.	695,690	9,071,033
Infosys Ltd.	1,250,234	22,463,903
Infosys Ltd. sponsored ADR	778,705	13,969,968
Tata Consultancy Services Ltd.	117,659	4,716,397
		50,221,301
Semiconductors & Semiconductor Equipment - 6.0%
ASML Holding NV (Netherlands)	5,159	3,179,784
Daqo New Energy Corp. ADR (b)	163,548	7,225,551
eMemory Technology, Inc.	265,126	16,128,355
MediaTek, Inc.	2,189,286	51,491,665
Parade Technologies Ltd.	202,252	6,329,422
Silergy Corp.	907,690	17,185,282
SK Hynix, Inc.	663,557	44,900,427
StarPower Semiconductor Ltd. (A Shares)	16,400	697,805
Taiwan Semiconductor Manufacturing Co. Ltd.	20,065,339	329,037,766
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	416,829	36,293,301
United Microelectronics Corp.	3,570,000	5,763,311
		518,232,669
Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co. Ltd.	4,175,649	191,527,585
Samsung Electronics Co. Ltd. GDR (Reg. S)	21,300	24,452,400
		215,979,985
TOTAL INFORMATION TECHNOLOGY		861,968,033
MATERIALS - 2.9%
Chemicals - 0.7%
Hansol Chemical Co. Ltd.	22,401	3,467,332
LG Chemical Ltd.	60,966	31,378,439
PhosAgro PJSC (c)	88,909	6,783
PhosAgro PJSC:
GDR (c)	1,718	35
GDR (Reg. S) (b)(c)	1	0
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	96,600	427,172
Solar Industries India Ltd.	481,684	22,846,258
		58,126,019
Construction Materials - 0.3%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	788,286	3,913,348
CEMEX S.A.B. de CV sponsored ADR (b)	673,500	3,354,030
JK Cement Ltd.	499,800	16,719,064
Ultratech Cement Ltd.	74,470	6,543,034
		30,529,476
Metals & Mining - 1.8%
AngloGold Ashanti Ltd.	164,532	2,771,134
Barrick Gold Corp. (a)	1,518,400	24,476,608
Endeavour Mining PLC	60,315	1,255,365
First Quantum Minerals Ltd.	776,938	16,973,633
Grupo Mexico SA de CV Series B	2,428,205	10,894,507
Impala Platinum Holdings Ltd.	2,729,903	25,494,455
Novolipetsk Steel OJSC (b)(c)	1,699,760	20,232
POSCO	159,292	38,452,967
Southern Copper Corp. (a)	85,369	6,290,842
Tata Steel Ltd.	5,476,204	6,887,911
Vale SA	502,245	8,184,883
Vale SA sponsored ADR	104,019	1,699,670
Zijin Mining Group Co. Ltd. (H Shares)	6,707,394	10,117,403
		153,519,610
Paper & Forest Products - 0.1%
Suzano Papel e Celulose SA	483,676	4,410,450
Xianhe Co. Ltd. (A Shares)	401,488	1,784,095
		6,194,545
TOTAL MATERIALS		248,369,650
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	6,593,032	3,395,706
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	1,224,500	2,619,110
China Resources Land Ltd.	2,020,000	8,955,589
KE Holdings, Inc. ADR (b)	204,922	3,739,827
		18,710,232
UTILITIES - 0.4%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd.	1,024,300	14,550,087
Kunlun Energy Co. Ltd.	6,205,561	4,964,828
		19,514,915
Independent Power and Renewable Electricity Producers - 0.2%
NTPC Ltd.	5,611,288	11,576,316
TOTAL UTILITIES		31,091,231
TOTAL COMMON STOCKS (Cost $4,033,523,760)		3,973,165,385

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,080,926	11,987,469
FINANCIALS - 0.4%
Banks - 0.4%
Banco Bradesco SA (PN)	360,240	900,007
Itau Unibanco Holding SA	7,274,051	35,332,038
Itausa-Investimentos Itau SA (PN)	208,310	327,458
Sberbank of Russia (b)(c)	2,462,434	18,908
Sberbank of Russia (Russia) (b)(c)	3,791,522	29,113
		36,607,524
MATERIALS - 0.1%
Metals & Mining - 0.1%
Gerdau SA	1,410,000	7,710,569
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $70,630,318)		56,305,562

Equity Funds - 44.3%
	Shares	Value ($)
Diversified Emerging Markets Funds - 44.3%
Fidelity Advisor Emerging Markets Fund Class Z (e)	28,248,478	928,244,992
Fidelity SAI Emerging Markets Index Fund (e)	50,652,667	623,534,328
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	63,155,582	618,924,699
Fidelity SAI Emerging Markets Value Index Fund (e)	150,482,940	1,664,341,324

TOTAL EQUITY FUNDS (Cost $4,317,333,380)		3,835,045,343

U.S. Treasury Obligations - 0.3%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.27% to 4.77% 3/2/23 to 6/1/23 (g) (Cost $21,795,921)	21,970,000	21,793,282

Money Market Funds - 9.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h)	132,980,699	133,007,295
Fidelity Securities Lending Cash Central Fund 4.63% (h)(i)	41,072,799	41,076,907
Invesco Government & Agency Portfolio Institutional Class 4.51% (j)	630,899,746	630,899,746
TOTAL MONEY MARKET FUNDS (Cost $804,963,805)		804,983,948

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $9,248,247,184)	8,691,293,520
NET OTHER ASSETS (LIABILITIES) - (0.3)% (k)	(25,226,245)
NET ASSETS - 100.0%	8,666,067,275

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13,124	Mar 2023	631,854,980	(23,283,398)	(23,283,398)

The notional amount of futures purchased as a percentage of Net Assets is 7.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $151,231,856 or 1.7% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,819,020.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Includes $1,920,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	120,253,538	623,024,414	610,270,657	2,654,441	-	-	133,007,295	0.3%
Fidelity Securities Lending Cash Central Fund 4.63%	38,531,257	472,829,411	470,283,761	233,970	-	-	41,076,907	0.1%
Total	158,784,795	1,095,853,825	1,080,554,418	2,888,411	-	-	174,084,202

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	976,247,283	7,899,015	-	7,899,015	-	(55,901,306)	928,244,992
Fidelity SAI Emerging Markets Index Fund	748,130,649	331,288,381	397,500,000	19,772,771	(55,153,206)	(3,231,496)	623,534,328
Fidelity SAI Emerging Markets Low Volatility Index Fund	670,774,901	11,406,893	-	11,406,893	-	(63,257,095)	618,924,699
Fidelity SAI Emerging Markets Value Index Fund	1,803,271,961	75,806,346	-	75,806,337	-	(214,736,983)	1,664,341,324
	4,198,424,794	426,400,635	397,500,000	114,885,016	(55,153,206)	(337,126,880)	3,835,045,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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